Summary of Significant Accounting Policies - Share-Based Compensation - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization And Summary Of Significant Accounting Policies [Line Items]
Contractual life of warrants			5 years
Share-based compensation expense, gross	$ 18,469	$ 14,635	$ 63,485	$ 58,221	$ 45,751
Share-based compensation expense, net of taxes			47,503	43,495	34,197
Restricted Stock Units (RSUs) [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Unrecognized compensation cost related to unvested awards			$ 73,304
Restricted stock unit awards, vesting final year			2027
Weighted average remaining vesting period			1 year 4 months 24 days
Restricted Stock Units (RSUs) [Member] | Progressive Waste Plans [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Share-based compensation liability			$ 8,042	9,008	7,237
Performance Shares [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Unrecognized compensation cost related to unvested awards			$ 18,194
Restricted stock unit awards, vesting final year			2025
Weighted average remaining vesting period			1 year 1 month 6 days
Employee Stock Option [Member] | Progressive Waste Plans [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Share-based compensation liability			$ 3,814	$ 4,088	$ 3,556
Employee Share Purchase Plan 2020 [Member] | Minimum [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Exercise price percentage of closing price of common shares	85.00%		85.00%
Employee Share Purchase Plan 2020 [Member] | Maximum [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Exercise price percentage of closing price of common shares	95.00%		95.00%